Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value [Abstract]
Fair Value Measurements, Recurring and Nonrecurring

The following table summarizes financial assets (there were no financial liabilities) measured at fair value as of December 31, 2016 and 2015, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	(in thousands)
2016	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
Obligations of state and political subdivisions	$-	$68,386	$2,238	$70,624
Mortgage-backed	-	118,595	-	118,595
Other	984	2	-	986
Mortgage servicing rights	-	-	1,247	1,247
Total recurring	$984	$186,983	$3,485	$191,452

Nonrecurring:
Impaired loans, net	$-	$-	$1,899	$1,899
Other real estate owned	-	-	578	578
Total nonrecurring	$-	$-	$2,477	$2,477

	(in thousands)
2015	Level 1 inputs	Level 2 inputs	Level 3 inputs	Total fair value
Recurring:
Securities available-for-sale:
U.S. Government and Agencies	$-	$3,966	$-	$3,966
Obligations of state and political subdivisions	-	71,093	2,389	73,482
Mortgage-backed	-	104,480	-	104,480
Other	999	2	-	1,001
Mortgage servicing rights	-	-	1,181	1,181
Total recurring	$999	$179,541	$3,570	$184,110

Nonrecurring:
Impaired loans, net	$-	$-	$4,641	$4,641
Other real estate owned	-	-	173	173
Total nonrecurring	$-	$-	$4,814	$4,814

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The table below presents a reconciliation and income statement classification of gains and losses for mortgage servicing rights, which is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2016, 2015 and 2014:

	(in thousands)
Mortgage Servicing Rights	2016	2015	2014
Balance at beginning of year	$1,181	$1,218	$1,399
Gains or losses, including realized and unrealized:
Purchases, issuances, and settlements	273	252	134
Disposals – amortization based on loan payments
and payoffs	(195)	(552)	(168)
Changes in fair value	(12)	263	(147)
Balance at end of year	$1,247	$1,181	$1,218

	(in thousands)
Securities valued using Level 3 inputs	2016	2015
Balance at beginning of year	$2,389	$2,536
Principal payments received	(151)	(145)
Changes in fair value	-	(2)
Balance at end of year	$2,238	$2,389